Intangible Assets (Details) - Schedule of company’s amortization expenses	Dec. 31, 2021 USD ($)
Schedule of company’s amortization expenses [Abstract]
2022	$ 23,438
2023	16,297
2024	16,297
2025	16,297
2026	16,297
Thereafter	473,375
Total	$ 562,001